Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity and Related Information
Stock Options
The following summary reflects stock option activity and related information for the year ended December 31, 2015.

	WPX Plan
Stock Options	Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
	(Millions)		(Millions)
Outstanding at December 31, 2014(a)	3.1	$14.80	$2
Granted	—	$—
Exercised	(0.2)	$10.33
Forfeited	—	$—
Outstanding at December 31, 2015	2.9	$15.07	$—
Exercisable at December 31, 2015	2.7	$14.75	$—
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(a)	Includes approximately 137 thousand shares held by Williams' employees at a weighted average price of $10.64 per share at December 31, 2014.

Additional Information about Stock Options Outstanding and Exercisable
The following summary provides additional information about stock options that are outstanding and exercisable at December 31, 2015.

	WPX Plan
	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life
	(Millions)		(Years)	(Millions)		(Years)
$ 6.02 to $12.32	0.9	$9.79	3.0	0.9	$9.79	3.0
$ 14.41 to $17.47	1.2	$15.97	5.0	1.1	$15.92	4.6
$18.16 to $19.95	0.3	$18.21	6.4	0.3	$18.21	6.4
$20.21 to $21.81	0.5	$20.62	4.0	0.4	$20.37	2.8
Total	2.9	$15.07	4.4	2.7	$14.75	4.0

Estimated Fair Value at Date of Grant of Options for Common Stock and Date of Conversion for Awards using Black Scholes Option Pricing Model
The estimated fair value at date of grant of options for our common stock in each respective year, using the Black-Scholes option pricing model, is as follows:

	WPX Plan
	2015	2014	2013
Weighted-average grant date fair value of options granted	$—	$18.94	$6.04
Weighted-average assumptions:
Dividend yield	—	—	—
Volatility	—%	43.0%	42.8%
Risk-free interest rate	—%	1.85%	1.06%
Expected life (years)	0.0	5.9	6.0

Summary of Nonvested Restricted Stock Unit Activity and Related Information
Nonvested Restricted Stock Units
The following summary reflects nonvested restricted stock unit activity and related information for the year ended December 31, 2015.

	WPX Plan
Restricted Stock Units	Shares	Weighted- Average Fair Value(a)
	(Millions)
Nonvested at December 31, 2014	5.1	$17.58
Granted	3.1	$10.24
Forfeited	(0.1)	$14.89
Vested	(2.2)	$18.34
Nonvested at December 31, 2015	5.9	$13.34
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(a)
Performance-based shares are primarily valued using a valuation pricing model. However, certain of these shares were valued using the end-of-period market price until certification that the performance objectives were completed or a value of zero once it was determined that it was unlikely that performance objectives would be met. All other shares are valued at the grant-date market price, less dividends projected to be paid over the vesting period.

Other Restricted Stock Unit Information
Other restricted stock unit information

	WPX Plan
	2015	2014	2013
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$10.24	$18.37	$14.97
Total fair value of restricted stock units vested during the year (millions)	$40	$33	$18